Investments in Associates and Joint Ventures - Summary of Movements Which Affected the Value of Investments in associates and joint ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments In Associates And Joint Ventures [abstract]
Amount at the beginning of year	$ 1,905	$ 1,529	$ 1,274
Acquisitions and contributions	5	2	0
Income on investments in associates and joint ventures	94	446	287
Translation differences	(99)	(40)	(7)
Distributed dividends	(275)	(94)	(59)
Adjustment for inflation	46	61	34
Capitalization in associates and joint ventures	0	1	0
Amount at the end of year	$ 1,676	$ 1,905	$ 1,529